Related party transactions - Additional information (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Accounts payable and accrued liabilities	$ 0	$ 30
Amounts payable, related party transactions	$ 1,400	$ 1,200